Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Goodwill	€ 31,731	€ 31,378
Other intangible assets	21,818	22,631
Property, plant and equipment	41,243	40,113
Investments in associates and joint ventures	4,670	5,831
Other investments	925	792
Deferred tax assets	21,569	23,606
Post employment benefits	60	590
Trade and other receivables	4,777	10,393
Total non-current assets	126,793	135,334
Current assets
Inventory	676	598
Taxation recoverable	434	278
Trade and other receivables	10,923	11,724
Other investments	9,159	7,089
Cash and cash equivalents	5,821	13,557
Total current assets	27,013	33,246
Assets held for sale	1,257
Assets held for sale		(412)
Total assets	155,063	168,168
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	150,812	152,629
Treasury shares	(6,172)	(7,802)
Accumulated losses	(121,587)	(120,349)
Accumulated other comprehensive income	27,954	32,135
Total attributable to owners of the parent	55,804	61,410
Non-controlling interests	2,012	1,215
Total equity	57,816	62,625
Non-current liabilities
Borrowings	59,272	62,949
Deferred tax liabilities	2,095	2,103
Post employment benefits	513	438
Provisions	1,747	1,479
Trade and other payables	4,909	5,189
Total non-current liabilities	68,536	72,158
Current liabilities
Borrowings	8,488	11,976
Financial liabilities under put option arrangements	492	1,850
Taxation liabilities	769	787
Provisions	892	1,053
Trade and other payables	18,070	17,719
Total current liabilities	28,711	33,385
Total equity and liabilities	€ 155,063	€ 168,168